1
The Gabelli Utility Trust
Schedule of Investments — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 85.7%
ENERGY AND UTILITIES  — 71.7%
Alternative Energy  — 1.0%
2,950 Brookfield Renewable Corp., Cl. A ...... $ 70,623
3,300 Clearway Energy Inc., Cl. C .......... 69,828
6,100 Eos Energy Enterprises Inc.† ......... 13,115
2,700 Landis+Gyr Group AG .............. 195,564
46,250 NextEra Energy Partners LP .......... 1,373,625
12,500 Ormat Technologies Inc. ............ 874,000
600 Orsted AS ...................... 32,754
180 SolarEdge Technologies Inc.† ......... 23,312
6,000 Vestas Wind Systems A/S† .......... 128,906
2,781,727
Diversified Industrial  — 0.9%
2,000 Alstom SA ...................... 47,788
17,294 AZZ Inc. ........................ 788,261
17,000 Bouygues SA .................... 595,633
300 Chart Industries Inc.† .............. 50,736
10,000 General Electric Co. ................ 1,105,500
200 Sulzer AG ....................... 19,151
2,607,069
Electric Integrated  — 39.7%
23,000 ALLETE Inc. ..................... 1,214,400
78,250 Alliant Energy Corp. ............... 3,791,213
17,150 Ameren Corp. .................... 1,283,334
50,950 American Electric Power Co. Inc. ...... 3,832,459
1,800 Atlantica Sustainable Infrastructure plc .. 34,380
64,000 Avangrid Inc. .................... 1,930,880
50,000 Avista Corp. ..................... 1,618,500
400 Badger Meter Inc. ................. 57,548
33,000 Black Hills Corp. .................. 1,669,470
7,500 CenterPoint Energy Inc. ............. 201,375
80,300 CMS Energy Corp. ................ 4,264,733
46,500 Dominion Energy Inc. .............. 2,077,155
16,800 DTE Energy Co. .................. 1,667,904
72,700 Duke Energy Corp. ................ 6,416,502
65,000 Edison International ............... 4,113,850
7,000 Emera Inc. ...................... 244,388
4,200 Entergy Corp. .................... 388,500
140,500 Evergy Inc. ...................... 7,123,350
114,700 Eversource Energy ................ 6,669,805
100,200 FirstEnergy Corp. ................. 3,424,836
74,500 Hawaiian Electric Industries Inc. ....... 917,095
3,700 IDACORP Inc. .................... 346,505
58,000 MGE Energy Inc. .................. 3,973,580
196,500 NextEra Energy Inc. ................ 11,257,485
48,000 NiSource Inc. .................... 1,184,640
72,500 Northwestern Energy Group Inc. ....... 3,484,350
180,000 OGE Energy Corp. ................. 5,999,400
59,700 Otter Tail Corp. ................... 4,532,424
55,000 PG&E Corp.† .................... 887,150
Shares
Market
Value
1,100 Pinnacle West Capital Corp. .......... $ 81,048
83,500 PNM Resources Inc. ............... 3,724,935
58,250 Portland General Electric Co. ......... 2,357,960
21,700 PPL Corp. ...................... 511,252
31,450 Public Service Enterprise Group Inc. .... 1,789,820
1,600 Sempra ........................ 108,848
3,600 The Southern Co. ................. 232,992
17,000 Unitil Corp. ...................... 726,070
123,200 WEC Energy Group Inc. ............. 9,923,760
142,850 Xcel Energy Inc. .................. 8,173,877
112,237,773
Electric Transmission and Distribution  — 3.1%
31,500 Consolidated Edison Inc. ............ 2,694,195
20,700 Constellation Energy Corp. ........... 2,257,956
66,100 Exelon Corp. ..................... 2,497,919
110,000 Iberdrola SA ..................... 1,232,172
300 The Timken Co. ................... 22,047
8,704,289
Energy and Utilities: Natural Resources  — 0.0%
1,080 Occidental Petroleum Corp. .......... 70,070
Energy and Utilities: Services  — 0.0%
5,695 RPC Inc. ....................... 50,913
Environmental Services  — 0.3%
800 Fluidra SA ...................... 16,383
200 Tetra Tech Inc. ................... 30,406
27,712 Veolia Environnement SA ............ 803,658
850,447
Equipment and Supplies  — 0.9%
5,000 Capstone Green Energy Corp.† ........ 3,545
3,655 Graham Corp.† ................... 60,673
10,000 MDU Resources Group Inc. .......... 195,800
27,700 Mueller Industries Inc. .............. 2,081,932
1,100 Valmont Industries Inc. ............. 264,231
2,606,181
Global Utilities  — 2.6%
8,000 Chubu Electric Power Co. Inc. ........ 102,088
7,595 EDP - Energias de Portugal SA ........ 31,605
117,000 Electric Power Development Co. Ltd. .... 1,893,108
34,000 Endesa SA ...................... 692,869
300,000 Enel SpA ....................... 1,845,959
560,000 Hera SpA ....................... 1,533,435
15,000 Hokkaido Electric Power Co. Inc. ...... 65,464
13,000 Hokuriku Electric Power Co.† ......... 70,115
220,000 Huaneng Power International Inc., Cl. H† . 106,756
40,000 Korea Electric Power Corp., ADR† ...... 257,600
22,000 Kyushu Electric Power Co. Inc.† ....... 143,595
10,000 Shikoku Electric Power Co. Inc. ....... 68,489
7,500 The Chugoku Electric Power Co. Inc. .... 46,177

The Gabelli Utility Trust
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Global Utilities (Continued)
25,000 The Kansai Electric Power Co. Inc. ..... $ 347,548
11,000 Tohoku Electric Power Co. Inc. ........ 71,223
7,276,031
Merchant Energy  — 1.3%
240,000 The AES Corp. ................... 3,648,000
Natural Gas Integrated  — 6.3%
8,000 DT Midstream Inc. ................ 423,360
85,000 Energy Transfer LP ................ 1,192,550
105,000 Kinder Morgan Inc. ................ 1,740,900
105,000 National Fuel Gas Co. .............. 5,450,550
142,000 ONEOK Inc. ..................... 9,007,060
17,814,420
Natural Gas Utilities  — 6.4%
25,500 Atmos Energy Corp. ............... 2,701,215
9,000 Chesapeake Utilities Corp. ........... 879,750
13,200 Engie SA ....................... 202,777
69,000 National Grid plc, ADR .............. 4,183,470
30,300 ONE Gas Inc. .................... 2,068,884
42,000 RGC Resources Inc. ............... 726,600
118,915 Southwest Gas Holdings Inc. ......... 7,183,655
1,200 Spire Inc. ....................... 67,896
600 UGI Corp. ....................... 13,800
18,028,047
Natural Resources  — 1.8%
57,370 Cameco Corp. .................... 2,274,147
30,000 Compania de Minas Buenaventura SAA,
ADR ......................... 255,600
19,800 Exxon Mobil Corp. ................ 2,328,084
2,200 Hess Corp. ...................... 336,600
5,194,431
Oil  — 0.1%
310 Chevron Corp. ................... 52,272
4,500 Devon Energy Corp. ............... 214,650
266,922
Services  — 2.0%
22,000 ABB Ltd., ADR ................... 782,980
15,000 Dril-Quip Inc.† ................... 422,550
99,500 Enbridge Inc. .................... 3,302,405
33,000 Halliburton Co. ................... 1,336,500
5,844,435
Water  — 5.3%
26,000 American States Water Co. ........... 2,045,680
22,400 American Water Works Co. Inc. ....... 2,773,792
23,000 Artesian Resources Corp., Cl. A ....... 965,770
33,200 California Water Service Group ........ 1,570,692
Shares
Market
Value
26,400 Essential Utilities Inc. .............. $ 906,312
6,700 Middlesex Water Co. ............... 443,875
143,000 Severn Trent plc .................. 4,126,317
29,000 SJW Group ..................... 1,743,190
9,400 The York Water Co. ................ 352,406
4,100 Zurn Elkay Water Solutions Corp. ...... 114,882
15,042,916
TOTAL ENERGY AND UTILITIES ...... 203,023,671
COMMUNICATIONS  — 10.5%
Cable and Satellite  — 2.9%
5,000 Altice USA Inc., Cl. A† .............. 16,350
2,500 Charter Communications Inc., Cl. A† .... 1,099,550
20,400 Cogeco Inc. ..................... 740,002
60,000 DISH Network Corp., Cl. A† .......... 351,600
18,200 EchoStar Corp., Cl. A† .............. 304,850
250,000 ITV plc ......................... 215,409
62,000 Liberty Global plc, Cl. A† ............ 1,061,440
122,000 Liberty Global plc, Cl. C† ............ 2,264,320
90,000 Liberty Latin America Ltd., Cl. A† ...... 734,400
5,947 Liberty Latin America Ltd., Cl. C† ...... 48,528
20,000 Rogers Communications Inc., Cl. B ..... 767,800
32,200 Telenet Group Holding NV ........... 721,040
8,325,289
Communications Equipment  — 0.1%
8,000 Furukawa Electric Co. Ltd. ........... 127,516
Telecommunications  — 5.4%
36,000 AT&T Inc. ....................... 540,720
12,000 BCE Inc., New York ................ 458,040
6,047 BCE Inc., Toronto ................. 230,839
100,000 BT Group plc, Cl. A ................ 142,386
7,000 Cogeco Communications Inc. ......... 324,013
115,000 Deutsche Telekom AG .............. 2,415,626
60,000 Deutsche Telekom AG, ADR .......... 1,257,600
21,250 Eurotelesites AG† ................. 93,012
200 Hutchison Telecommunications Hong Kong
Holdings Ltd. .................. 27
1,750,000 Nippon Telegraph & Telephone Corp. .... 2,068,054
158,000 Orange Belgium SA† ............... 2,295,205
6,000 Orange SA, ADR .................. 68,940
59,000 Orascom Financial Holding SAE† ...... 550
10,000 Orascom Investment Holding, GDR† .... 140
30,000 Pharol SGPS SA† ................. 1,326
8,500 Proximus SA .................... 69,179
2,000 PT Indosat Tbk ................... 1,271
130,000 Sistema PJSC FC, GDR†(a) .......... 65,000
1,350 Tele2 AB, Cl. B ................... 10,340
220,000 Telefonica Deutschland Holding AG ..... 394,248
250,000 Telefonica SA, ADR ................ 1,017,500
85,000 Telekom Austria AG ................ 593,117

The Gabelli Utility Trust
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telecommunications (Continued)
25,000 Telephone and Data Systems Inc. ...... $ 457,750
30,000 Telesat Corp.† ................... 429,000
5,700 T-Mobile US Inc.† ................. 798,285
10,000 VEON Ltd., ADR† ................. 195,000
40,500 Verizon Communications Inc. ......... 1,312,605
15,239,773
Wireless Communications  — 2.1%
5,000 America Movil SAB de CV, ADR ....... 86,600
15,500 Anterix Inc.† ..................... 486,390
103,000 Millicom International Cellular SA, SDR† . 1,600,308
1,154 Mobile TeleSystems PJSC(a) ......... 165
7,250 Mobile TeleSystems PJSC, ADR†(a) .... 4,423
1,200 Operadora De Sites Mexicanos SAB de CV 991
1,814 SK Telecom Co. Ltd., ADR ........... 38,928
400 SmarTone Telecommunications Holdings
Ltd. ......................... 202
60,000 Turkcell Iletisim Hizmetleri A/S, ADR† ... 283,800
32,500 United States Cellular Corp.† ......... 1,396,525
224,000 Vodafone Group plc, ADR ........... 2,123,520
6,021,852
TOTAL COMMUNICATIONS ......... 29,714,430
OTHER  — 3.2%
Automotive  — 0.1%
45,000 Iveco Group NV† ................. 421,621
Building and Construction  — 0.1%
2,900 Knife River Corp.† ................. 141,607
Diversified Industrial  — 0.2%
1,200 Accelleron Industries AG, ADR ........ 30,974
250 Arcosa Inc. ...................... 17,975
290 ITT Inc. ........................ 28,394
3,820 L.B. Foster Co., Cl. A† .............. 72,236
500 Matthews International Corp., Cl. A ..... 19,455
13,500 Trinity Industries Inc. ............... 328,725
497,759
Electronics  — 0.5%
1,200 Allient Inc. ...................... 37,104
200 Hubbell Inc. ..................... 62,682
2,200 Keysight Technologies Inc.† .......... 291,082
567 Resideo Technologies Inc.† .......... 8,958
14,000 Sony Group Corp., ADR ............. 1,153,740
1,553,566
Equipment and Supplies  — 0.3%
17,500 CIRCOR International Inc.† .......... 975,625
Shares
Market
Value
Financial Services  — 0.1%
150,000 GAM Holding AG† ................. $ 74,152
8,000 Kinnevik AB, Cl. A† ................ 80,692
8,000 Kinnevik AB, Cl. B† ................ 79,959
234,803
Machinery  — 1.0%
200,000 CNH Industrial NV ................. 2,420,000
1,975 Flowserve Corp. .................. 78,546
571 Medmix AG ..................... 14,503
2,965 Mueller Water Products Inc., Cl. A ..... 37,596
1,830 Xylem Inc. ...................... 166,585
2,717,230
Specialty Chemicals  — 0.1%
200 Air Products and Chemicals Inc. ....... 56,680
300 Linde plc ....................... 111,705
168,385
Transportation  — 0.8%
21,000 GATX Corp. ..................... 2,285,430
TOTAL OTHER ................. 8,996,026
INDEPENDENT POWER PRODUCERS AND ENERGY
TRADERS  — 0.3%
Electric Integrated  — 0.3%
20,000 NRG Energy Inc. .................. 770,400
TOTAL COMMON STOCKS ......... 242,504,527
MANDATORY CONVERTIBLE SECURITIES(b)  — 0.3%
ENERGY AND UTILITIES  — 0.3%
Natural Gas Utilities  — 0.3%
17,400 Spire Inc., Ser. A,
7.500%, 03/01/24 ............... 741,553
WARRANTS  — 0.0%
ENERGY AND UTILITIES  — 0.0%
Services  — 0.0%
1,425 Weatherford International plc, expire
12/13/23† ..................... 3,420
OTHER  — 0.0%
Financial Services  — 0.0%
7,500 SDCL EDGE Acquisition Corp., expire
12/31/28† ..................... 942
TOTAL WARRANTS .............. 4,362

The Gabelli Utility Trust
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 14.0%
$ 40,020,000 U.S. Treasury Bills,
4.993% to 5.463%††, 10/19/23 to
02/22/24 ...................... $ 39,645,209
TOTAL INVESTMENTS — 100.0% ....
(Cost $270,357,384) ............. $ 282,895,651
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
SDR Swedish Depositary Receipt